STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

Pursuant to the Company’s Articles of Incorporation, the Company’s board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of the Company’s common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of the Company’s business or a takeover from a third party.

Common Stock Options and Warrants

In January 2016, the Company signed a Purchase Agreement with an institutional investor to sell up to $20,000,000 of common stock. The Company also entered into a registration rights agreement with the institutional investor whereby the Company agreed to file a registration statement related to the transaction with the U.S. Securities and Exchange Commission registering 5,000,000 shares of the Company’s common stock. The registration statement was filed on March 25, 2016. The registration statement became effective April 7, 2016. The Company registered an additional 5,000,000 shares pursuant to a registration statement filed on April 19, 2017 which became effective June 15, 2017. The Company registered an additional 5,000,000 shares pursuant to a registration statement filed on May 2, 2018 which became effective May 11, 2018. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period. The Company issued 350,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $237,965, fair value, and 650,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the Purchase Agreement. During the period August 2016 through September 30, 2018, the institutional investor purchased 10,950,000 shares of common stock for proceeds of $10,887,650 and the Company issued 353,862 shares of common stock as additional commitment fee, valued at $395,346, fair value, leaving 296,138 in reserve for additional commitment fees. During the nine month period ending September 30, 2018, the institutional investor purchased 3,250,000 shares of common stock for proceeds of $3,612,400 and the Company issued 117,407 shares of common stock as additional commitment fee, valued at $135,333, fair value. During the three month period ending September 30, 2018, the institutional investor purchased 1,350,000 shares of common stock for proceeds of $1,475,700 and the Company issued 47,960 shares of common stock as additional commitment fee, valued at $54,230, fair value. During October and November, the institutional investor purchased 750,000 shares of common stock for proceeds of $844,200 and the Company issued 27,436 shares of common stock as additional commitment fee, valued at $31,929, fair value, leaving 316,662 in reserve for additional commitment fees.

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred Stock

Pursuant to the Company’s Articles of Incorporation, the Company’s board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of the Company’s common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of the Company’s business or a takeover from a third party.

Common Stock Options and Warrants

In June 2013, the Company signed a purchase agreement and registration rights agreement with an institutional investor to sell up to $20,000,000 of common stock. For the years ending December 31, 2016 and 2015, the institutional investor did not purchase shares of common stock and the Company did not issue shares of common stock as additional commitment fee. On February 1, 2016, the Company and the institutional investor entered into an agreement to terminate the purchase agreement and registration rights agreement.

During June 2014 through August 2014, the Company issued 4,207,600 shares of common stock and warrants to purchase 4,207,600 shares of common stock expiring five years from the date of purchase, for proceeds of $3,140,000 in accordance to a private placement memorandum as amended on May 27, 2014. Pursuant to the terms of the offerings, up to 60 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 67,000 shares and a warrant to purchase 33,500 shares of common stock at $1.00 per share and a warrant to purchase 33,500 shares of common stock at $1.25 per share. During May 2017, warrants were partially exercised to purchase 469,000 shares of common stock for proceeds of $502,500. As of December 31, 2017, the remaining warrants to purchase 3,738,600 shares of common stock are still outstanding.

During 2015 the Company issued 37,500 shares, with a fair value of $30,575, to a firm for investor relations services. For the year ending December 31, 2015, the Company recognized $30,575 of expense.

In May 2015, the Company increased the authorized shares of common stock from 100,000,000 to 250,000,000.

During May 2015 through June 2015, the Company issued 2,816,199 shares of common stock and warrants to purchase 2,816,199 shares of common stock expiring five years from the date of purchase, for proceeds of $1,915,000 in accordance to a private placement memorandum as amended on May 27, 2015. Pursuant to the terms of the offerings, up to 20 units were offered at the purchase price of $100,000 per unit, with each unit comprised of 147,060 shares and a warrant to purchase 73,530 shares of common stock at $0.85 per share and a warrant to purchase 73,530 shares of common stock at $1.02 per share. The warrants to purchase 1,408,102 shares of common stock at $0.85 per share are still outstanding as of December 31, 2016. The warrants to purchase 1,408,097 shares of common stock at $1.02 per share are still outstanding as of December 31, 2017. Since the warrants are considered indexed to its own stock and qualify for equity classification, there is no requirement to separately account for the warrants.

During November 2015 through December 2015, the Company issued 3,977,568 shares of common stock and warrants to purchase 3,977,568 shares of common stock expiring five years from the date of purchase, for proceeds of $2,400,000 in accordance with a private placement memorandum, as amended on November 10, 2015. Pursuant to the terms of the offering, up to 60 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 82,866 shares and a warrant to purchase 82,866 shares of common stock at $0.80 per share. The warrants to purchase 3,977,568 shares of common stock at $0.80 per share are still outstanding as of December 31, 2017. Since the warrants are considered indexed to its own stock and qualify for equity classification, there is no requirement to separately account for the warrants.

In January 2016, the Company signed a Purchase Agreement with an institutional investor to sell up to $20,000,000 of common stock. The Company also entered into a registration rights agreement with the institutional investor whereby the Company agreed to file a registration statement related to the transaction with the U.S. Securities and Exchange Commission registering 5,000,000 shares of the Company’s common stock. The registration statement was filed on March 25, 2016. The registration statement became effective April 7, 2016. The Company registered an additional 5,000,000 shares pursuant to a registration statement filed on April 19, 2017 which became effective June 15, 2017. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period. The Company issued 350,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $237,965, fair value, and 650,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the Purchase Agreement. During the period August 2016 through December 31, 2017, the institutional investor purchased 7,700,000 shares of common stock for proceeds of $7,275,250 and the Company issued 236,455 shares of common stock as additional commitment fee, valued at $260,013, fair value, leaving 413,545 in reserve for additional commitment fees. During the year ending December 31, 2017, the institutional investor purchased 5,300,000 shares of common stock for proceeds of $5,722,060 and the Company issued 185,974 shares of common stock as additional commitment fee, valued at $226,093, fair value. During the year ending December 31, 2016, the institutional investor purchased 2,400,000 shares of common stock for proceeds of $1,553,190 and the Company issued 50,481 shares of common stock as an additional commitment fee, valued at $33,920, fair value. During January, February and March 2018, the institutional investor purchased 700,000 shares of common stock for proceeds of $786,900 and the Company issued 25,576 shares of common stock as additional commitment fee, valued at $30,002, fair value, leaving 387,969 in reserve for additional commitment fees.

Effective June 24, 2016, the 2007 Employee Stock Plan was terminated. The Board of Directors approved a new 2016 Equity Incentive Plan in the amount of 3,000,000 shares on April 15, 2016, which the Company’s shareholders approved on May 20, 2016.

On September 29, 2017, the Company issued 25,000 shares of common stock pursuant to a consulting agreement for consulting services to be rendered over an eighteen month period commencing September 30, 2017, valued at $36,250, fair value. The amount was recorded as deferred compensation and will be amortized based on service terms of the agreement over an eighteen month period. For the year ending December 31, 2017, the Company recognized $6,042 of expense.

During 2017, 2016 and 2015 the Company issued 10,997 shares, 38,928 shares and 24,758, respectively, with a fair value of $50,387, to directors serving as a member of the Company’s Operations Committee. For the years ending December 31, 2017, 2016 and 2015, the Company recognized $8,000, $24,000 and $18,387 of expense.